Investment Risks - Founders 100 ETF	Apr. 17, 2026
Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. The Fund relies on a limited number of authorized participants (APs) to engage in creation or redemption transactions, with no obligation for APs to submit orders or maintain an active trading market for Shares. This may result in a diminished trading market, causing Shares to trade at a premium or discount to the Fund’s NAV, or face trading halts or delisting. The risk is heightened for securities traded outside collateralized settlement systems, where APs may need to post collateral, a capability not all APs possess. If APs exit the business or cannot process creation or redemption orders, and no other AP steps forward, trading liquidity may be significantly impacted. This risk is further elevated for Funds holding non-U.S. securities, which may have lower trading volumes or face extended market closures or trading halts, potentially hindering the APs’ ability to create or redeem Creation Units effectively.

Cash Transaction Risk [Member]
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Cash Transaction Risk. The Fund may use cash for certain creation and redemption transactions instead of in-kind securities, requiring it to sell portfolio investments to meet redemption proceeds. This may trigger capital gains, leading to higher annual capital gain distributions than if in-kind redemptions were used. Cash transactions may also widen bid-ask spreads or increase premiums/discounts to the Fund’s NAV, and incur additional costs, such as portfolio transaction costs, which could reduce the Fund’s NAV if not offset by authorized participant transaction fees.

Cyber Security Risk [Member]
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Cyber Security Risk. The Fund faces operational risks from cyber security breaches, which may involve unauthorized access, hacking, malicious software, ransomware, or denial-of-service attacks. Such breaches, whether targeting the Fund or its third-party service providers (e.g., adviser, administrator, custodian), trading counterparties, or issuers in which the Fund invests, could lead to loss of proprietary information, data corruption, operational disruptions, or unauthorized access to confidential data. These incidents may prevent normal business operations, result in regulatory penalties, reputational damage, additional compliance costs, or financial losses. Cyber security breaches affecting issuers in the Fund’s portfolio may also negatively impact the value of those investments.

Equity Risk [Member]
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Equity Risk. Equity risk is the risk that the value of equity securities, such as common stocks and REIT investments, will decline due to general economic conditions, market dynamics, or company-specific factors. These conditions include changes in interest rates, periods of market turbulence, prolonged economic decline, or cyclical changes that may depress the price of most or all equities held by the Fund. Additionally, negative investor sentiment toward specific industries or sectors may lead to reduced valuations as investors exit those areas. Equity risk also encompasses challenges faced by large-capitalization companies, which may adapt more slowly to competitive pressures or have limited growth potential, potentially underperforming other market segments. Issuer-specific risks, such as increased production costs, poor management decisions, lower demand for products or services, or adverse events like unfavorable earnings reports or failure to make anticipated dividend payments, may cause significant price declines in a company’s stock. While large-capitalization companies are generally less volatile than smaller-capitalization companies, their value may not rise as much, reflecting a trade-off between lower risk and potentially lower returns.

Foreign Investment Risk [Member]
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Foreign Investment Risk. Investments in the securities of companies headquartered outside of the U.S. or with foreign operations carry additional risks compared to the securities of companies that primarily operate in the U.S., including lower market liquidity, higher volatility, less reliable financial information, and less stringent accounting and auditing standards. Risks also include expropriation, nationalization, political instability, adverse economic developments, dividend withholding, currency restrictions, and higher transaction costs. Companies dealing with countries subject to U.S. or U.N. sanctions, or identified as state sponsors of terrorism, may face legal constraints or reputational damage, potentially harming their performance and the Fund’s investments.

Industry Concentration Risk [Member]
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Industry Concentration Risk. In following its methodology, the Fund may concentrate (invest >25% of its total assets) in securities of issuers operating in a single GICS Industry Group. By concentrating its investments in a GICS Industry Group, the Fund faces more risks than if it were diversified broadly over numerous industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry group; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry group. In addition, at times, such industry groups may be out of favor and underperform other industry groups or the market as a whole. The Fund’s investments may be concentrated in the following GICS Industry Groups, each of which carries distinct risks that may adversely affect the Fund’s performance:

Software Industry Group Risk. Software companies face intense competition, rapid technological innovation, and short product lifecycles, which can lead to product obsolescence and pricing pressure. Significant R&D spending is required to remain competitive, and failure to develop or acquire successful new products may impair growth. Intellectual property protection is critical; patent disputes, infringement claims, or loss of exclusivity can materially reduce profitability. Many software firms have limited operating histories and are subject to volatile earnings. Cybersecurity threats, data breaches, and regulatory scrutiny over privacy or antitrust issues may result in substantial costs, fines, or reputational damage.

Semiconductors & Semiconductor Equipment Industry Group Risk. Semiconductor companies are highly cyclical, with demand fluctuating based on global economic conditions, consumer electronics trends, and enterprise spending. Capital-intensive manufacturing requires ongoing investment in advanced fabrication facilities, and supply chain disruptions—particularly for rare materials or equipment—can halt production. Rapid technological advancement (e.g., smaller process nodes, AI accelerators) shortens product lifecycles and increases obsolescence risk. Geopolitical tensions, export controls, and trade restrictions may limit access to key markets or customers. High customer concentration (e.g., reliance on a few major foundry clients or device makers) amplifies earnings volatility.

Technology Hardware, Storage & Peripherals Industry Group Risk. Companies in this industry face rapid product obsolescence due to evolving standards in computing, storage, and connectivity. Inventory risk is elevated—excess stock becomes obsolete quickly, while component shortages (especially semiconductors) can delay launches and erode margins. Intense price competition from low-cost manufacturers and original equipment manufacturers (OEMs) pressures profitability. Shifts toward cloud-based infrastructure and software-defined solutions may reduce demand for traditional hardware. Product defects, quality issues, or security vulnerabilities can trigger costly recalls, warranty claims, and loss of customer confidence.

IT Services Industry Group Risk. IT services providers are exposed to project execution risks, including cost overruns, scope changes, and client budget cuts during economic slowdowns. Competitive bidding and fixed-price contracts can compress margins. Rapid adoption of cloud, AI, and automation technologies may disrupt traditional service models, requiring continuous workforce reskilling and technology investment. Dependence on skilled labor makes firms vulnerable to talent shortages, wage inflation, and immigration policy changes. Cybersecurity incidents at client sites or within vendor networks can lead to liability and reputational harm. Consolidation among clients reduces bargaining power and increases revenue concentration risk.

Electronic Equipment, Instruments & Components Industry Group Risk. Manufacturers in this industry face supply chain complexity and component shortages, particularly for specialized materials and semiconductors. Short product cycles driven by innovation in automation, IoT, and testing equipment increase R&D and inventory risk. Global trade policies, tariffs, and export controls can disrupt sourcing and raise costs. High customer concentration, especially in industrial, automotive, or medical sectors, exposes firms to demand volatility. Quality control failures or regulatory non-compliance (e.g., safety or environmental standards) may result in recalls, fines, or loss of certifications.

Communications Equipment Industry Group Risk. Companies developing networking and telecommunications hardware face rapid obsolescence as new standards (e.g., 5G, Wi-Fi 7, optical networking) emerge. Large-scale R&D and capital expenditures are required to support next-generation infrastructure, with execution risk in product rollout and carrier adoption. Supply chain constraints, particularly for advanced chips and components, can delay shipments. National security concerns and government restrictions on equipment vendors (especially in strategic markets) may limit revenue opportunities. Patent disputes are frequent, and margin pressure arises from competition with low-cost providers and integrated network operators.

Diversified Financials Industry Group Risk. Diversified Financials face elevated risks from macroeconomic cycles that swing interest rates, credit spreads, and consumer spending—compressing lending margins while volatility hits trading and advisory fees; stringent regulatory oversight (Basel III, CFPB, SEC) drives compliance costs and caps on fees or leverage; credit and counterparty exposures spike in recessions, with consumer-finance delinquencies and capital-markets inventory losses; market liquidity dries up during stress, amplifying mark-to-market hits; cybersecurity threats target digital-lending and payment networks; fintech disruptors erode traditional margins in brokerage and lending; and geopolitical tensions or concentrated equity stakes in conglomerates add tail risks—mitigated through revenue diversification, robust capital buffers, advanced analytics, hedging, and selective fintech partnerships.

Interactive Media & Services Industry Group Risk. Interactive Media & Services is highly exposed to regulatory and antitrust scrutiny over data dominance, privacy, and content moderation, risking multibillion-dollar fines or forced breakups; advertising revenue (~80–90 % of total) cycles with macro conditions and faces headwinds from cookie deprecation and retail-media shifts; user engagement can evaporate from algorithm missteps or rival innovations; evolving privacy laws (GDPR, CCPA, DMA) curb targeting efficiency; content-liability erosion threatens safe-harbor protections and triggers advertiser boycotts; infrastructure outages or AI failures disrupt service; and geopolitical bans or local-data mandates fragment scale—offset by diversified ad formats, non-ad revenue streams, heavy trust & safety investment, contextual-targeting pivots, and substantial cash reserves for legal and strategic flexibility.

Initial Public Offering (IPO) Risk [Member]
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Initial Public Offering (IPO) Risk. The Fund’s participation in IPOs involves risks due to limited operating histories and less public information, complicating valuation and increasing volatility. IPOs may face speculative trading, oversubscription, or liquidity issues, and post-IPO price declines can occur if fundamentals weaken or lock-up periods end, leading to insider selling that impacts share prices.

Issuer Risk [Member]
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Issuer Risk. The Fund’s investment in at least 95 issuers exposes it to the risk that a decline in a single issuer’s equity value, due to factors like poor management or reduced demand for its goods or services, could negatively impact the Fund’s portfolio value.

Large Shareholder Risk [Member]
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Large Shareholder Risk. Large shareholders, including Authorized Participants, may hold substantial Fund Shares and are not required to maintain their investment. Large redemptions could affect the Fund’s NAV, liquidity, and brokerage costs, leading to tax consequences or hindering the Fund’s ability to achieve its investment strategy.

Management Risk [Member]
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Management Risk. As an actively managed ETF, the Fund’s performance depends on the Adviser’s ability to implement its investment strategies effectively. The loss of key personnel or ineffective management could adversely affect the Fund’s performance. The Adviser, being newly formed, lacks experience managing an ETF, which may limit its effectiveness and impact the Fund’s performance.

Market Disruption Risk [Member]
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Market Disruption Risk. Geopolitical tensions, conflicts, terrorism, policy changes, sanctions, tariffs, or trade disputes may impact the Fund’s NAV, global markets, volatility, liquidity, and investor confidence, with unpredictable effects on the Fund’s performance.

Market Risk [Member]
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Market Risk. The Fund’s securities are subject to market fluctuations driven by economic downturns, natural disasters, public health crises, wars, or terrorism, which may increase premiums or discounts to the Fund’s NAV. Strained U.S.-foreign relations, sanctions, or tariffs may also adversely affect issuers, impacting the Fund’s performance.

Market Trading Risk [Member]
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Market Trading Risk. The Fund faces risks from a potential lack of an active market for Shares, secondary market trading losses, or disruptions in the creation/redemption process. Stressed market conditions may reduce liquidity, cause trading halts, or lead to Shares trading at a premium or discount to NAV, potentially resulting in significant losses or portfolio rebalancing challenges.

New Fund Risk [Member]
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Risk [Text Block]	New Fund Risk. As a recently organized investment company, the Fund lacks an extensive operating history, limiting the track record available for prospective investors to evaluate.
Operational Risk [Member]
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Operational Risk. The Fund faces operational risks from human errors, processing issues, technology failures, or errors by service providers or counterparties. While controls and procedures aim to mitigate these risks, they may not address all potential issues, potentially leading to disruptions or losses.

Shares May Trade at Prices Different than NAV [Member]
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Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Small- and Medium-Capitalization Companies Risk [Member]
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Small- and Medium-Capitalization Companies Risk. Small- and medium-capitalization companies may be more volatile and more likely than large- capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Risk Lose Money [Member]
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Risk [Text Block]	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
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Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a greater portion of its assets in individual issuers, leading to greater price volatility and performance impacts from a small number of issuers compared to a diversified fund.